IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - Market risk [member] $ in Millions	3 Months Ended
Jul. 31, 2021 CAD ($)
Disclosure of Risk Management [line items]
Increase (decrease) in average total VaR	$ 0.6
Increase (decrease) in average stressed total VaR	2.8
Increase (decrease) in average IRC	$ 33.8
Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%